PROVISIONS	12 Months Ended
Dec. 31, 2024
PROVISIONS
PROVISIONS

25.PROVISIONS

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Provision for restoration (Note)	9,406	14,434

Less: Amounts expected to be paid within one year	1,607	1,941
Amounts shown under non-current liabilities	7,799	12,493

Note: The provision is related to costs expected to be incurred to restore the leasehold properties according to lease agreements.

The movements in provisions during the years ended December 31, 2023 and 2024 are as follows:

		Provision for
	Provision for	early termination
	restoration	of leases	Total
	USD’000	USD’000	USD’000
At January 1, 2023	9,695	1,624	11,319
Provision in the year	357	—	357
Utilized in the year	(311)	(1,624)	(1,935)
Interests accrued	363	—	363
Exchange adjustments	(698)	—	(698)
At December 31, 2023	9,406	—	9,406

Provision in the year	1,178	675	1,853
Remeasurement in the year	4,015	—	4,015
Utilized in the year	(283)	(675)	(958)
Interests accrued	491	—	491
Exchange adjustments	(373)	—	(373)
At December 31, 2024	14,434	—	14,434